MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 296,564	$ 259,671	$ 198,791
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	88,935	88,229	82,327
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,759	59,735	30,916
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,322	29,695	13,668
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,373	38,592	31,707
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,749	22,880	24,022
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 23,426	$ 20,540	$ 16,151